Geographic areas and major customers (Sales to Single Customers Exceeding 10% of Sales) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Revenue, Major Customer [Line Items]
Sales	[1]	$ 100,347	$ 82,738		$ 75,622
Customer A [Member]
Revenue, Major Customer [Line Items]
Sales		17,366	16,320		18,083
Customer B [Member]
Revenue, Major Customer [Line Items]
Sales		$ 11,628		[2]		[2]

[1]	Including sales to related parties in the amount of US$ 1,041 thousand, US$ 1,154 thousand and US$ 762 thousand in 2014, 2015 and 2016, respectively.
[2]	Less than 10% of sales.